Nuveen AMT-Free Municipal Value Fund
Portfolio of Investments January 31, 2024
(Unaudited)
NUW
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 99.9%
X –
MUNICIPAL BONDS - 99 .5 % X 274,544,917
Alaska - 0.3%
$ 800 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Senior Series 2021A Class 1, 5.000%, 6/01/31
No Opt. Call $ 897,840
Total Alaska 897,840
Arizona - 1.3%
345 Phoenix Civic Improvement Corporation, Arizona, Excise Tax Revenue
Bonds, Subordinate Lien Series 2020A, 4.000%, 7/01/45
7/30 at 100.00 346,120
3,045 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%,
12/01/37
No Opt. Call 3,313,273
Total Arizona 3,659,393
California - 11.3%
1,730 Anaheim Public Financing Authority, California, Lease Revenue Bonds,
Public Improvement Project, Series 1997C, 0.000%, 9/01/30 - AGM
Insured
No Opt. Call 1,409,866
45 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 42,967
340 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination Project
Pipeline, Refunding Series 2019, 5.000%, 7/01/39, 144A
1/29 at 100.00 350,885
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Private Activity/Non AMT Refunding
Subordinate Series 2019C
:
1,280 (c) 5.000%, 5/15/30, (Pre-refunded 5/15/29) 5/29 at 100.00 1,449,682
760 5.000%, 5/15/30 5/29 at 100.00 865,134
450 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009A, 6.500%, 11/01/39
No Opt. Call 583,644
10,200 Palomar Pomerado Health, California, General Obligation Bonds, Series
2009A, 7.000%, 8/01/38 - AGC Insured
8/29 at 100.00 11,900,879
1,030 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1, Series
2011A, 0.000%, 8/01/35
No Opt. Call 704,164
2,470 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Governmental Purpose Second Series
2017B, 5.000%, 5/01/47
5/27 at 100.00 2,578,232
12,955 San Ysidro School District, San Diego County, California, General
Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/35 - AGM
Insured
No Opt. Call 8,580,133
5,185 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/44
8/25 at 36.88 1,788,134
115 Vernon, California, Electric System Revenue Bonds, Series 2021A, 5.000%,
4/01/28
No Opt. Call 121,246
700 Victor Elementary School District, San Bernardino County, California,
General Obligation Bonds, Series 2002A, 0.000%, 8/01/24 - FGIC Insured
No Opt. Call 688,953
Total California 31,063,919

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NUW
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 4.2%
Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016
:
$ 1,000 5.000%, 12/01/30 12/26 at 100.00 $ 1,028,696
1,500 5.000%, 12/01/36 12/26 at 100.00 1,522,075
Denver Health and Hospitals Authority, Colorado, Healthcare Revenue
Bonds, Series 2019A
:
1,750 4.000%, 12/01/38 12/29 at 100.00 1,660,542
2,000 4.000%, 12/01/39 12/29 at 100.00 1,872,726
5,885 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A, 0.000%, 9/01/34 - NPFG Insured
No Opt. Call 4,128,856
1,000 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38
No Opt. Call 1,260,058
Total Colorado 11,472,953
Delaware - 0.2%
Delaware River and Bay Authority, Delaware and New Jersey, Revenue
Bonds, Series 2014A
:
150 4.125%, 1/01/39 3/24 at 100.00 150,034
200 5.000%, 1/01/44 3/24 at 100.00 200,178
130 Delaware River and Bay Authority, Delaware and New Jersey, Revenue
Bonds, Series 2019, 4.000%, 1/01/44
1/29 at 100.00 129,963
Total Delaware 480,175
District of Columbia - 0.9%
1,735 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B, 5.000%, 10/01/47
10/29 at 100.00 1,795,610
725 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Series 2020A, 5.000%, 7/15/45
7/30 at 100.00 784,986
Total District of Columbia 2,580,596
Florida - 3.7%
1,655 Fort Myers, Florida, Utility System Revenue Bonds, Refunding Series
2019A, 4.000%, 10/01/49
10/28 at 100.00 1,613,291
500 Gainesville, Florida, Utilities System Revenue Bonds, Series 2017A,
5.000%, 10/01/36
10/27 at 100.00 532,199
1,000 JEA, Florida, Water and Sewer System Revenue Bonds, Series 2020A,
5.000%, 10/01/34
4/30 at 100.00 1,136,583
1,605 Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional
Health, Series 2015, 5.000%, 11/15/45
11/24 at 100.00 1,616,853
535 Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue
Bonds, City Center/Historic Convention Village, Series 2015A, 5.000%,
2/01/44 - AGM Insured
3/24 at 100.00 535,326
3,350 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Refunding Series 2017B, 5.000%, 10/01/32
10/25 at 100.00 3,440,337
510 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice, Inc. Project, Refunding
Series 2018B, 5.000%, 3/15/42
5/28 at 100.00 532,168
805 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 6.610%, 5/01/40
3/24 at 100.00 767,370
880 (d) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40
3/24 at 100.00 9
Total Florida 10,174,136

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Georgia - 2.5%
$ 2,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2017B, 5.250%, 2/15/45
2/27 at 100.00 $ 2,080,882
1,470 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2019A, 5.000%, 1/01/49 - BAM Insured
7/28 at 100.00 1,516,581
Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2015A
:
1,790 0.000%, 1/01/32 No Opt. Call 1,351,052
2,000 5.000%, 1/01/35 1/25 at 100.00 2,023,429
Total Georgia 6,971,944
Illinois - 9.9%
2,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 2,089,605
2,000 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2017, 5.000%,
11/15/38
11/27 at 100.00 2,104,736
1,800 Evanston, Cook County, Illinois, General Obligation Bonds, Corporate
Purpose Series 2019A, 5.000%, 12/01/43
12/29 at 100.00 1,910,145
7,500 Illinois Finance Authority, Revenue Bonds, University of Chicago, Series
2023A, 5.250%, 5/15/54
5/33 at 100.00 8,315,063
Illinois Finance Authority, State of Illinois Clean Water Initiative Revolving
Fund Revenue Bonds, Series 2017
:
3,125 5.000%, 7/01/37 1/27 at 100.00 3,304,944
375 (c) 5.000%, 7/01/37, (Pre-refunded 1/01/27) 1/27 at 100.00 397,945
1,500 Illinois State, General Obligation Bonds, November Series 2017D, 5.000%,
11/01/27
No Opt. Call 1,599,557
525 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/27
No Opt. Call 552,478
495 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 4.000%, 6/15/50
12/29 at 100.00 458,544
11,420 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/37 -
NPFG Insured
No Opt. Call 6,557,438
Total Illinois 27,290,455
Indiana - 0.5%
1,500 Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E,
0.000%, 2/01/25 - AMBAC Insured
No Opt. Call 1,448,676
Total Indiana 1,448,676
Kentucky - 3.4%
1,150 Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Refunding Series
2016, 5.000%, 1/01/29
1/26 at 100.00 1,190,949
1,000 Kentucky Bond Development Corporation, Transient Room Tax Revenue
Bonds, Lexington Center Corporation Project, Series 2018A, 5.000%,
9/01/43
9/28 at 100.00 1,044,084
1,185 Kentucky Economic Development Finance Authority, Louisville Arena
Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A,
5.000%, 12/01/47 - AGM Insured
3/24 at 100.00 1,185,380
1,000 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/32
8/29 at 100.00 1,085,683

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NUW
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Kentucky (continued)
$ 3,750 Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A, 5.000%, 1/01/45
7/25 at 100.00 $ 3,751,291
1,080 Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Refunding First Tier Series 2021B,
4.000%, 7/01/53 - AGM Insured
7/31 at 100.00 1,013,245
Total Kentucky 9,270,632
Maine - 0.9%
2,425 University of Maine, System Revenue Bonds, Series 2022, 5.000%, 3/01/47 3/32 at 100.00 2,584,005
Total Maine 2,584,005
Maryland - 3.1%
3,420 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/33
9/27 at 100.00 3,422,255
5,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2017A, 5.000%, 5/15/45
5/27 at 100.00 5,089,582
Total Maryland 8,511,837
Michigan - 1.5%
1,000 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43
11/28 at 100.00 1,060,766
2,500 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne, Second Lien Refunding Series 2020, 4.000%,
11/01/55 - BAM Insured
11/30 at 100.00 2,339,271
850 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B-1-CL2, 5.000%, 6/01/49
12/30 at 100.00 878,928
Total Michigan 4,278,965
Minnesota - 1.1%
1,145 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2017A, 5.000%, 12/01/47
12/26 at 100.00 1,175,106
700 Southern Minnesota Municipal Power Agency, Badger Coulee Project
Revenue Bonds, Series 2019A, 5.000%, 1/01/32
1/30 at 100.00 794,225
1,000 University of Minnesota, General Obligation Bonds, Series 2017A,
5.000%, 9/01/36
9/27 at 100.00 1,064,114
Total Minnesota 3,033,445
Montana - 0.9%
Montana Facility Finance Authority, Montana, Health Facilities Reveue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2021A
:
500 5.000%, 6/01/31 No Opt. Call 551,447
640 4.000%, 6/01/38 6/31 at 100.00 642,552
1,245 4.000%, 6/01/40 6/31 at 100.00 1,235,810
Total Montana 2,429,809
Nevada - 5.3%
3,000 Clark County, Nevada, General Obligation Bonds, Transportation
Improvement, Limited Tax, Additionally Secured by Pledged Revenue
Series 2018B, 5.000%, 12/01/33
12/28 at 100.00 3,293,475
4,000 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Series 2018C, 5.250%, 7/01/43
7/28 at 100.00 4,266,835

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Nevada (continued)
Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Series 2019B
:
$ 3,015 5.000%, 7/01/36 7/29 at 100.00 $ 3,301,300
1,665 5.000%, 7/01/37 7/29 at 100.00 1,813,577
2,000 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Series 2015, 5.000%, 6/01/39
12/24 at 100.00 2,023,550
50 Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District
1 Legends at Sparks Marina, Refunding Senior Series 2019A, 2.750%,
6/15/28, 144A
No Opt. Call 47,623
Total Nevada 14,746,360
New Jersey - 6.8%
110 Camden County Improvement Authority, New Jersey, Lease Revenue
Bonds, Rowan University School of Osteopathic Medicine Project,
Refunding Series 2013A, 5.000%, 12/01/32
3/24 at 100.00 110,084
80 Cumberland County Improvement Authority, New Jersey, Guaranteed
Lease Revenue Bonds, County Correctional Facility Project, Series 2018,
4.000%, 10/01/43 - BAM Insured
10/28 at 100.00 80,206
Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds, Series 2018A
:
175 5.000%, 1/01/37 1/29 at 100.00 191,310
125 5.000%, 1/01/38 1/29 at 100.00 136,677
245 Garden State Preservation Trust, New Jersey, Open Space and Farmland
Preservation Bonds, Series 2005A, 5.750%, 11/01/28 - AGM Insured
No Opt. Call 260,929
Harrison, New Jersey, General Obligation Bonds, Parking Utility Series
2018
:
35 3.125%, 3/01/31 - BAM Insured 3/28 at 100.00 34,951
30 3.250%, 3/01/32 - BAM Insured 3/28 at 100.00 30,028
50 3.500%, 3/01/36 - BAM Insured 3/28 at 100.00 50,018
150 Hudson County Improvement Authority, New Jersey, County Secured
Lease Revenue Bonds, Hudson County Vocational Technical Schools
Project, Series 2016, 5.250%, 5/01/51
5/26 at 100.00 154,927
100 Jersey City, New Jersey, General Obligation Bonds, Refunding General
Improvement Series 2017A, 5.000%, 11/01/29
11/27 at 100.00 107,898
100 (d) Middlesex County Improvement Authority, New Jersey, Senior Revenue
Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A,
5.000%, 1/01/32
3/24 at 100.00 72,843
125 Middlesex County, New Jersey, General Obligation Bonds, Refunding
Redevelopment Series 2017, 5.000%, 1/15/27
No Opt. Call 133,501
20 Montclair Township, Essex County, New Jersey, General Obligation
Bonds, Refunding Parking Utility Series 2014A, 5.000%, 1/01/37
3/24 at 100.00 20,020
100 Montclair Township, Essex County, New Jersey, General Obligation
Bonds, Refunding School Series 2017B, 4.000%, 3/01/25
No Opt. Call 101,164
New Brunswick Parking Authority, Middlesex County, New Jersey,
Guaranteed Parking Revenue Bonds, Refunding Series 2016A
:
300 5.000%, 9/01/32 - BAM Insured 9/26 at 100.00 313,413
140 5.000%, 9/01/39 - BAM Insured 9/26 at 100.00 144,591
25 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Foundation Academy Charter School, Series 2018A, 5.000%,
7/01/38
1/28 at 100.00 25,452

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NUW
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
New Jersey Economic Development Authority, Charter School Revenue
Bonds, North Star Academy Charter School of Newark, Series 2017
:
$ 220 4.000%, 7/15/37 7/27 at 100.00 $ 217,694
25 5.000%, 7/15/47 7/27 at 100.00 25,278
100 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Teaneck Community Charter School, Series 2017A, 5.125%,
9/01/52, 144A
9/27 at 100.00 94,761
35 New Jersey Economic Development Authority, Fixed Rate Revenue
Bonds, Lions Gate Project, Series 2014, 5.250%, 1/01/44
3/24 at 100.00 32,742
100 New Jersey Economic Development Authority, Lease Revenue Bonds,
State House Project, Series 2017B, 4.500%, 6/15/40
12/28 at 100.00 102,473
215 New Jersey Economic Development Authority, Natural Gas Facilities
Revenue Bonds, New Jersey Natural Gas Company Project, Refunding
Series 2011A, 2.750%, 8/01/39
8/24 at 100.00 183,238
125 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%, 7/01/30
7/27 at 100.00 123,307
55 New Jersey Economic Development Authority, Revenue Bonds, Provident
Group - Kean Properties LLC - Kean University Student Housing Project,
Series 2017A, 5.000%, 7/01/47
1/27 at 100.00 51,332
100 New Jersey Economic Development Authority, Revenue Bonds, Provident
Group - Rowan Properties LLC - Rowan University Student Housing
Project, Series 2015A, 5.000%, 1/01/48
1/25 at 100.00 93,767
115 New Jersey Economic Development Authority, Revenue Bonds, The
Seeing Eye Inc., Refunding Series 2015, 5.000%, 3/01/25
No Opt. Call 117,207
New Jersey Economic Development Authority, Revenue Bonds, The
Seeing Eye Inc., Refunding Series 2017
:
20 3.000%, 6/01/32 12/27 at 100.00 19,716
15 5.000%, 6/01/32 12/27 at 100.00 15,894
40 (c) New Jersey Economic Development Authority, Revenue Bonds, United
Methodist Homes of New Jersey Obligated Group Issue, Refunding Series
2014A, 5.000%, 7/01/29, (Pre-refunded 7/01/24)
7/24 at 100.00 40,222
155 New Jersey Economic Development Authority, Revenue Bonds, West
Campus Housing LLC - New Jersey City University Student Housing
Project, Series 2015, 5.000%, 7/01/47
7/25 at 100.00 132,855
100 (d) New Jersey Economic Development Authority, Revenue Bonds, White
Horse HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40,
144A
1/28 at 102.00 69,329
935 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1, 5.500%, 9/01/27 - NPFG Insured
No Opt. Call 1,017,782
15 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ, 4.000%, 6/15/50
12/30 at 100.00 14,378
145 New Jersey Educational Facilities Authority, Revenue Bonds, College of
New Jersey, Refunding Series 2016F, 3.000%, 7/01/40
7/26 at 100.00 124,636
100 New Jersey Educational Facilities Authority, Revenue Bonds, Kean
University, Refunding Series 2015H, 4.000%, 7/01/39 - AGM Insured
7/25 at 100.00 100,164
50 New Jersey Educational Facilities Authority, Revenue Bonds, Montclair
State University, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 50,137
New Jersey Educational Facilities Authority, Revenue Bonds, Rider
University, Series  2017F
:
5 3.750%, 7/01/37 7/27 at 100.00 3,993
100 4.000%, 7/01/42 7/27 at 100.00 76,863
100 5.000%, 7/01/47 7/27 at 100.00 84,512

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
$ 75 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2013D, 5.000%, 7/01/38
3/24 at 100.00 $ 75,062
New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2016C
:
435 3.000%, 7/01/41 7/26 at 100.00 349,359
50 3.000%, 7/01/46 7/26 at 100.00 37,626
25 4.000%, 7/01/46 7/26 at 100.00 22,826
New Jersey Educational Facilities Authority, Revenue Bonds, Stevens
Institute of Technology, Series 2017A
:
200 4.000%, 7/01/47 7/27 at 100.00 186,782
30 5.000%, 7/01/47 7/27 at 100.00 30,557
25 New Jersey Educational Facilities Authority, Revenue Bonds, The College
of Saint Elizabeth, Series 2016D, 5.000%, 7/01/46
7/26 at 100.00 22,624
80 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
AHS Hospital Corporation, Refunding Series 2016, 4.000%, 7/01/41
1/27 at 100.00 80,161
230 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 230,821
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Hackensack Meridian Health Obligated Group, Refunding Series 2017A
:
150 5.000%, 7/01/28 7/27 at 100.00 161,143
150 5.000%, 7/01/57 7/27 at 100.00 153,361
110 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Hunterdon Medical Center, Refunding Series 2014A, 4.000%, 7/01/45
7/24 at 100.00 107,162
50 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Refunding Series 2016A, 4.000%,
7/01/41
7/26 at 100.00 50,037
360 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 371,481
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Princeton HealthCare System, Series 2016A
:
25 5.000%, 7/01/32 7/26 at 100.00 26,229
40 5.000%, 7/01/33 7/26 at 100.00 41,920
30 5.000%, 7/01/34 7/26 at 100.00 31,394
130 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Robert Wood Johnson University Hospital Issue, Series 2014A, 5.000%,
7/01/39
7/24 at 100.00 130,548
110 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Robert Wood Johnson University Hospital, Series 2013A, 5.500%, 7/01/43
3/24 at 100.00 110,301
125 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Refunding Series 2016A, 5.000%,
7/01/43
7/26 at 100.00 128,231
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Joseph's Healthcare System Obligated Group Issue, Refunding
Series 2016
:
10 3.000%, 7/01/32 7/26 at 100.00 9,105
405 4.000%, 7/01/48 7/26 at 100.00 369,440
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
University Hospital Issue, Refunding Series 2015A
:
130 4.125%, 7/01/38 - AGM Insured 7/25 at 100.00 130,182
110 5.000%, 7/01/46 - AGM Insured 7/25 at 100.00 110,820
50 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Valley Health System Obligated Group, Series 2019, 4.000%, 7/01/44
7/29 at 100.00 49,548

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NUW
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
$ 50 (d) New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%,
10/01/38, 144A
10/26 at 102.00 $ 37,001
120 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2015A, 4.000%, 11/01/45
11/24 at 100.00 116,155
270 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2016B, 3.600%, 11/01/40
11/25 at 100.00 255,108
435 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2018A, 3.875%, 11/01/38
11/27 at 100.00 430,981
100 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2019A, 2.900%, 11/01/39
11/28 at 100.00 86,717
New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2018A
:
125 3.600%, 4/01/33 10/27 at 100.00 116,557
75 3.750%, 10/01/35 10/27 at 100.00 73,819
665 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2019C, 3.950%, 10/01/44
4/28 at 100.00 645,970
235 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2020E, 2.250%, 10/01/40
4/29 at 100.00 180,183
200 New Jersey Institute of Technology, New Jersey, General Obligation
Bonds, Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 202,487
70 New Jersey State, General Obligation Bonds, Covid-19 Emergency Series
2020A, 4.000%, 6/01/32
No Opt. Call 77,140
100 New Jersey State, General Obligation Bonds, Various Purpose Series
2020, 2.250%, 6/01/35
12/27 at 100.00 86,439
5,020 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/31
No Opt. Call 3,848,290
2,170 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/39
No Opt. Call 1,152,295
255 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.250%, 6/15/41
6/25 at 100.00 259,626
50 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 4.000%, 12/15/39
12/29 at 100.00 50,497
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB
:
225 3.500%, 6/15/46 12/28 at 100.00 199,373
100 4.000%, 6/15/50 12/28 at 100.00 96,778
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA
:
40 3.000%, 6/15/50 12/30 at 100.00 30,877
30 4.000%, 6/15/50 12/30 at 100.00 29,080
70 5.000%, 6/15/50 12/30 at 100.00 74,281
255 New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2015E,
5.000%, 1/01/45
1/25 at 100.00 258,083
200 Ocean City, New Jersey, General Obligation Bonds, General Improvement
Series 2019, 2.250%, 9/15/33
9/26 at 100.00 179,652
300 Salem County Pollution Control Financing Authority, New Jersey, Revenue
Bonds, Atlantic City Electric Company Project, Refunding Series 2020,
2.250%, 6/01/29
No Opt. Call 278,055

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
$ 250 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Refunding Series 2019A, 5.000%, 11/01/31 - AGM
Insured
11/29 at 100.00 $ 274,746
30 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Series 2020A, 5.000%, 11/01/45
11/30 at 100.00 31,461
125 Sussex County, New Jersey, General Obligation Bonds, Series 2019,
3.000%, 6/01/27
6/26 at 100.00 125,428
Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
:
215 4.000%, 6/01/37 6/28 at 100.00 218,178
305 5.250%, 6/01/46 6/28 at 100.00 315,102
450 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 457,870
535 Union County Improvement Authority, New Jersey, General Obligation
Lease Bonds, Juvenile Detention Center Facility Project, Refunding Series
2015A, 5.500%, 5/01/30
No Opt. Call 625,198
170 Union County Utilities Authority, New Jersey, Solid Waste System County
Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41
3/24 at 100.00 170,134
Total New Jersey 18,760,573
New York - 6.7%
500 Dormitory Authority of the State of New York, Revenue Bonds, School
Districts Financing Program, Series 2021A, 5.000%, 10/01/32 - AGM
Insured
10/29 at 100.00 558,086
3,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call 3,554,950
1,500 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2017, 5.000%, 9/01/42
9/27 at 100.00 1,573,041
2,050 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2018, 5.000%, 9/01/39
9/28 at 100.00 2,218,745
1,390 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 5.000%, 11/15/50
5/30 at 100.00 1,458,539
750 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2020E, 5.000%,
11/15/30
No Opt. Call 842,756
New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2024A-1
:
1,450 4.000%, 5/01/53 5/33 at 100.00 1,432,108
1,510 5.000%, 5/01/53 5/33 at 100.00 1,652,853
1,230 New York City, New York, General Obligation Bonds, Fiscal 2021 Series C,
5.000%, 8/01/42
8/30 at 100.00 1,346,927
1,000 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A-2, 5.000%, 6/01/31
No Opt. Call 1,121,186
3,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 2.000%, 5/15/45, (Mandatory Put
5/15/26)
No Opt. Call 2,879,708
Total New York 18,638,899
North Carolina - 1.1%
1,000 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Refunding Series 2016B, 5.000%, 7/01/42
10/26 at 100.00 1,031,487

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NUW
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
North Carolina (continued)
North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Senior Lien Series 2017
:
$ 1,095 5.000%, 1/01/31 - AGM Insured 1/27 at 100.00 $ 1,161,370
700 5.000%, 1/01/32 1/27 at 100.00 733,444
Total North Carolina 2,926,301
Ohio - 4.4%
570 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 527,292
8,560 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 8,094,063
3,095 Central Ohio Transit Authority, Ohio, General Obligation Bonds, Capital
Facilities Limited Tax Series 2023, 5.000%, 12/01/48
12/33 at 100.00 3,404,546
Total Ohio 12,025,901
Oklahoma - 0.2%
500 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/57
8/28 at 100.00 503,445
Total Oklahoma 503,445
Pennsylvania - 4.2%
160 Adams County, Pennsylvania, General Obligation Bonds, Series 2017B,
2.500%, 11/15/29
11/25 at 100.00 153,115
50 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Robert Morris University, Series 2017, 5.000%, 10/15/37
10/27 at 100.00 49,747
465 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series
2018A, 4.000%, 4/01/44
4/28 at 100.00 447,305
115 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A,
4.000%, 7/15/35
7/29 at 100.00 118,548
230 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/42, 144A
5/27 at 100.00 230,765
105 Avon Grove School District, Chester County, Pennsylvania, General
Obligation Bonds, Series 2021A, 4.000%, 11/15/37
5/29 at 100.00 107,384
380 Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017, 5.000%,
11/01/50
11/27 at 100.00 196,318
155 Berks County Industrial Development Authority, Pennsylvania, Healthcare
Facilities Revenue Bonds, Highlands at Wyomissing, Series 2017A,
5.000%, 5/15/42
5/27 at 100.00 151,895
15 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,  Alvernia
University Project, Series 2020, 5.000%, 10/01/39
10/29 at 100.00 14,339
125 Bethel Park School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Refunding Series 2016, 4.000%, 8/01/33
8/26 at 100.00 128,313
45 Boyertown Area School District, Berks and Montgomery Counties,
Pennsylvania, General Obligation Bonds, Series 2015, 5.000%, 10/01/38
4/24 at 100.00 45,131
155 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2021, 3.000%, 8/15/53
8/30 at 100.00 113,592

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 70 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, School Lane Charter School Project, Series 2016, 5.125%, 3/15/36
3/27 at 100.00 $ 71,458
20 Bucks County Water and Sewer Authority, Pennsylvania, Water System
Revenue Bonds, Series 2020, 2.125%, 12/01/45
12/28 at 100.00 13,480
115 Canon-McMillan School District, Washington County, Pennsylvania,
General Obligation Bonds, Series 2014D, 5.000%, 12/15/39
12/24 at 100.00 116,004
100 (c) Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Mount Nittany Medical Center Project, Series 2016A, 5.000%, 11/15/46,
(Pre-refunded 11/15/25)
11/25 at 100.00 103,492
75 Chester County Health and Education Facilities Authority, Pennsylvania,
Health System Revenue Bonds, Main Line Health System, Series 2017A,
4.000%, 10/01/37
10/27 at 100.00 76,131
190 Chester County Health and Education Facilities Authority, Pennsylvania,
Health System Revenue Bonds, Main Line Health System, Series 2020A,
4.000%, 9/01/50
9/30 at 100.00 178,267
35 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2019, 5.000%,
12/01/51
12/25 at 103.00 21,980
20 Chester County Industrial Development Authority, Pennsylvania, Avon
Grove Charter School Revenue Bonds, Series 2017A, 5.000%, 12/15/47
12/27 at 100.00 19,813
15 Chester County Industrial Development Authority, Pennsylvania, Student
Housing Revenue Bonds, University Student Housing, LLC Project at West
Chester University Series 2013A, 5.000%, 8/01/45
3/24 at 100.00 14,115
35 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Clarion University Foundation Inc. Student Housing Project at
Clarion University, Series 2014A, 5.000%, 7/01/45
7/24 at 100.00 35,079
100 Colonial School District, Montgomery County, Pennsylvania, General
Obligation Bonds, Series 2020, 5.000%, 2/15/44
2/27 at 100.00 104,703
Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018
:
40 5.000%, 6/01/33 6/28 at 100.00 43,048
355 4.000%, 6/01/39 - AGM Insured 6/28 at 100.00 357,673
70 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Asbury Pennsylvania Obligated Group,  Refunding Series 2019, 5.000%,
1/01/45
1/25 at 104.00 62,023
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2015
:
60 (c) 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 60,441
45 4.000%, 1/01/33 1/25 at 100.00 43,393
20 (c) 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 20,147
65 5.000%, 1/01/38 1/25 at 100.00 65,233
55 (c) 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 55,895
15 (c) 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 15,244
100 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2016, 5.000%, 1/01/29
1/26 at 100.00 101,288
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2019A
:
25 4.125%, 1/01/38 1/29 at 100.00 23,567
20 (c) 5.000%, 1/01/39, (Pre-refunded 1/01/29) 1/29 at 100.00 22,085
5 (c) 5.000%, 1/01/39, (Pre-refunded 1/01/29) 1/29 at 100.00 5,521
5 5.000%, 1/01/39 1/29 at 100.00 5,050
100 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Dickinson College Project, Second Series 2017A, 5.000%, 11/01/39
11/27 at 100.00 105,962

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NUW
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 200 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Penn State Health, Series 2019, 4.000%, 11/01/44
11/29 at 100.00 $ 195,533
30 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University Project, Series 2019, 5.000%, 5/01/48
5/29 at 100.00 27,139
30 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014, 5.000%, 5/01/37
5/24 at 100.00 29,632
55 Dauphin County General Authority, Pennsylvania, Health System Revenue
Bonds, Pinnacle Health System Project, Refunding Series 2016A, 5.000%,
6/01/35
6/26 at 100.00 56,951
Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
:
245 5.000%, 7/01/42 7/27 at 100.00 257,121
540 5.000%, 7/01/47 7/27 at 100.00 559,288
295 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2019A, 5.000%,
7/01/28
No Opt. Call 322,557
Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2016A
:
185 5.000%, 7/01/41 7/26 at 100.00 178,527
40 (c) 5.000%, 7/01/41, (Pre-refunded 7/01/26) 7/26 at 100.00 41,973
25 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2019A, 4.000%, 7/01/45
7/29 at 100.00 20,329
150 Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn
Highlands Healthcare, Series 2018, 5.000%, 7/15/48
1/28 at 100.00 152,374
30 (c) East Hempfield Township Industrial Development Authority, Pennsylvania,
Student Services Inc - Student Housing Project at Millersville University,
Series 2014, 5.000%, 7/01/46, (Pre-refunded 7/01/24)
7/24 at 100.00 30,185
100 (c) East Hempfield Township Industrial Development Authority, Pennsylvania,
Student Services Inc - Student Housing Project at Millersville University,
Series 2015, 5.000%, 7/01/47, (Pre-refunded 7/01/25)
7/25 at 100.00 102,626
25 Easton Area School District, Northampton County, Pennsylvania, General
Obligation Bonds, Series 2020B, 5.000%, 2/01/31
2/28 at 100.00 27,325
60 Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds,
Gannon University, Series 2016, 4.000%, 5/01/46
11/26 at 100.00 49,552
75 General Authority of Southcentral Pennsylvania, Revenue Bonds, AICUP
Financing Program-York College of Pennsylvania, Series 2017 PP4,
3.375%, 11/01/37
10/27 at 100.00 71,562
Huntingdon County General Authority, Pennsylvania, Revenue Bonds,
Juniata College, Series 2016OO2
:
15 3.250%, 5/01/36 5/26 at 100.00 13,331
35 3.500%, 5/01/41 5/26 at 100.00 29,181
20 Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue
Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35
5/25 at 100.00 20,212
40 Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue
Bonds, Saint Anne's Retirement Community, Inc., Series 2020, 5.000%,
3/01/50
3/27 at 102.00 32,210
100 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Refunding Series 2016B, 5.000%, 8/15/46
8/26 at 100.00 102,498
155 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Series 2016A, 5.000%, 8/15/42
8/26 at 100.00 159,969
25 Lancaster School District, Lancaster County, Pennsylvania, General
Obligation Bonds, Series 2020, 4.000%, 6/01/35 - AGM Insured
12/28 at 100.00 26,068

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 95 Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds,
Allentown Concession, Series 2013A, 5.125%, 12/01/47
2/24 at 100.00 $ 95,047
100 Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds,
Good Shepherd Group, Refunding Series 2016, 4.000%, 11/01/41
5/26 at 100.00 96,353
100 Monroe County Industrial Development Authority, Pennsylvania, Special
Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014,
6.875%, 7/01/33, 144A
7/24 at 100.00 100,042
50 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A,
5.000%, 9/01/48
9/28 at 100.00 51,207
Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019
:
50 4.000%, 9/01/44 9/29 at 100.00 48,473
25 4.000%, 9/01/49 9/29 at 100.00 23,688
200 (c) Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network Issue,
Series 2015A, 5.250%, 1/15/45, (Pre-refunded 1/15/25)
1/25 at 100.00 203,859
200 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated
Group, Series 2016, 5.000%, 11/15/36
11/26 at 100.00 205,957
90 Northampton County General Purpose Authority, Pennsylvania, Revenue
Bonds, Lafayette College, Refunding Series 2018, 4.000%, 11/01/38
11/28 at 100.00 91,474
55 Northampton County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Morningstar Senior Living, Inc., Series 2019, 5.000%,
11/01/44
11/26 at 103.00 48,162
140 Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Series 2013A, 5.250%,
1/01/44 - AGM Insured
2/24 at 100.00 140,084
250 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, Pennsylvania-American Water Company, Refunding Series 2019,
3.000%, 4/01/39
10/29 at 100.00 219,559
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of the Sciences in Philadelphia, Series 2012
:
35 4.000%, 11/01/39 3/24 at 100.00 32,582
60 5.000%, 11/01/42 3/24 at 100.00 60,020
300 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University Properties Inc. Student Housing Project at East Stroudsburg
University of Pennsylvania, Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 299,767
45 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-119, 3.500%, 10/01/36
4/25 at 100.00 43,278
350 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-120, 3.200%, 4/01/40
10/25 at 100.00 309,527
450 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-121, 3.200%, 10/01/41
10/25 at 100.00 398,455
65 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-123B, 3.450%, 10/01/32
10/26 at 100.00 64,297
45 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-125B, 3.700%, 10/01/47
4/27 at 100.00 40,800
250 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-129, 3.350%, 10/01/45
10/28 at 100.00 213,778
125 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-130A, 3.000%, 10/01/46
10/28 at 100.00 95,112

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NUW
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 45 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-133, 2.500%, 10/01/45
10/29 at 100.00 $ 32,783
100 Pennsylvania Turnpike Commission, Motor License Fund-Enhanced
Turnpike Special Revenue Bonds, Subordinate Series 2014A, 4.750%,
12/01/37
12/26 at 100.00 103,713
100 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Subordinate Series 2018B, 5.000%, 12/01/48
12/28 at 100.00 103,904
585 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015B, 5.000%, 12/01/45
12/25 at 100.00 594,281
50 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2019A, 4.000%, 12/01/49
12/29 at 100.00 48,596
25 Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Philadelphia Performing Arts: A String Theory
Charter School, Series 2020, 5.000%, 6/15/50, 144A
6/28 at 100.00 24,250
70 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, La Salle University, Series 2017, 3.625%, 5/01/35
11/27 at 100.00 51,811
Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, University of the Arts, Series 2017
:
45 5.000%, 3/15/45, 144A 3/28 at 100.00 37,482
5 (c) 5.000%, 3/15/45, (Pre-refunded 3/15/28), 144A 3/28 at 100.00 5,462
150 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Fifteenth Series 2017, 5.000%, 8/01/47
8/27 at 100.00 154,284
105 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Sixteenth Series 2020A, 5.000%, 8/01/50 - AGM Insured
8/30 at 100.00 112,355
125 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding
Thirteenth Series 2015, 5.000%, 8/01/30
8/25 at 100.00 127,856
100 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health System
Obligated Group, Series of 2017, 5.000%, 7/01/30
7/27 at 100.00 103,341
100 Pittsburgh and Allegheny County Sports and Exhibition Authority,
Pennsylvania, Parking Revenue Bonds, Series 2017, 5.000%, 12/15/34
12/27 at 100.00 106,061
20 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, First Lien Series 2020B, 4.000%, 9/01/45 - AGM
Insured
9/30 at 100.00 19,831
25 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, Refunding Subordinate Series 2019B, 4.000%,
9/01/34 - AGM Insured
9/29 at 100.00 26,098
200 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Lehigh Valley Health Network, Series 2016B, 5.000%, 7/01/45
1/27 at 100.00 203,614
35 Rostraver Township, Westmoreland County, Pennsylvania, General
Obligation Bonds, Series 2018, 3.500%, 9/01/34 - AGM Insured
9/25 at 100.00 35,019
80 Scranton, Lackawanna County, Pennsylvania, General Obligation Notes,
Series 2016, 5.000%, 11/15/32
5/24 at 100.00 80,041
100 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 5.000%,
6/01/46
6/26 at 100.00 88,000
210 Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Series 2019A, 5.000%, 6/01/49
6/29 at 100.00 217,554
10 The Redevelopment Authority of the City of Scranton, Lackawanna county,
Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%,
11/15/28
5/24 at 100.00 10,014

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 40 Upper Allegheny Joint Sanitary Authority, Allegheny County, Pennsylvania,
Sewer Revenue Bonds, Refunding Series 2019A, 3.000%, 9/01/44 - AGM
Insured
9/29 at 100.00 $ 32,846
100 Upper Dublin School District, Montgomery County, Pennsylvania, General
Obligation Bonds, Series 2021A, 4.000%, 9/15/38
3/29 at 100.00 102,718
145 Washington County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, AICUP Financing Program-Washington and
Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36
11/27 at 100.00 132,493
15 Washington County Redevelopment Authority, Pennsylvania, Tanger
Outlet Victory Center Tax Increment Bonds, Series 2018, 5.000%, 7/01/35
1/28 at 100.00 15,104
15 Westmoreland County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Excela Health Project, Series 2020A, 4.000%, 7/01/37
1/31 at 100.00 14,225
Williamsport Sanitary Authority, Lycoming County, Pennsylvania, Sewer
Revenue Bonds, Series 2021.
:
100 5.000%, 1/01/25 - BAM Insured No Opt. Call 101,718
25 5.000%, 1/01/28 - BAM Insured No Opt. Call 27,162
Total Pennsylvania 11,597,824
Puerto Rico - 3.1%
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
1,170 0.000%, 7/01/33 7/28 at 86.06 803,640
1,739 4.500%, 7/01/34 7/25 at 100.00 1,750,783
3,812 5.000%, 7/01/58 7/28 at 100.00 3,824,346
710 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 712,566
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2
:
1,360 4.329%, 7/01/40 7/28 at 100.00 1,354,904
10 4.329%, 7/01/40 7/28 at 100.00 9,962
49 4.784%, 7/01/58 7/28 at 100.00 48,097
Total Puerto Rico 8,504,298
South Carolina - 1.7%
5,435 Piedmont Municipal Power Agency, South Carolina, Electric Revenue
Bonds, Series 2004A-2, 0.000%, 1/01/29 - AGC Insured
No Opt. Call 4,567,868
Total South Carolina 4,567,868
Tennessee - 3.7%
3,090 Chattanooga Health, Educational and Housing Facility Board, Tennessee,
Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44
8/29 at 100.00 3,197,277
135 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 136,251
605 Metropolitan Government of Nashville-Davidson County, Tennessee,
Water and Sewerage Revenue Bonds, Green Series 2017A, 5.000%,
7/01/42
7/27 at 100.00 631,386
4,000 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call 4,082,349
2,160 West Wilson Utility District, Wilson County, Tennessee, Water Revenue
Bonds, Improvement Series 2022, 4.000%, 6/01/47
6/32 at 100.00 2,141,325
Total Tennessee 10,188,588

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NUW
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 10.1%
$ 1,000 Austin Community College District Public Facility Corporation, Texas,
Lease Revenue Bonds, Highland Campus - Building 3000 Project, Series
2018A, 5.000%, 8/01/42
8/27 at 100.00 $ 1,050,433
1,000 Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series
2017, 5.000%, 11/15/35
11/26 at 100.00 1,045,529
500 Bexar County Hospital District, Texas, Certificates of Obligation, Series
2020, 5.000%, 2/15/45
2/29 at 100.00 527,602
1,000 Bexar County Hospital District, Texas, Certificates of Obligation, Series
2023, 5.000%, 2/15/48
8/32 at 100.00 1,084,971
745 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series 2020A, 5.000%, 1/01/40
1/30 at 100.00 799,849
Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Project, Series 2001B
:
3,000 0.000%, 9/01/32 - AMBAC Insured No Opt. Call 2,220,249
7,935 0.000%, 9/01/33 - AMBAC Insured No Opt. Call 5,638,414
1,430 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding Series
2021A, 5.000%, 5/15/51
5/31 at 100.00 1,525,025
915 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2015B, 5.000%, 1/01/45
1/25 at 100.00 924,088
250 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%,
2/15/41
8/26 at 100.00 256,841
1,600 Texas Private Activity Bond Surface Transporation Corporation, Revenue
Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes
Project, Refunding Senior Lien Series 2019A, 5.000%, 12/31/35
12/29 at 100.00 1,713,978
1,000 Texas Transportation Commission, State Highway 249 System Revenue
Bonds, First Tier Toll Series 2019A, 5.000%, 8/01/57
2/29 at 100.00 1,017,391
7,635 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2016, 4.000%, 10/15/41
10/26 at 100.00 7,683,281
2,500 (e) Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2017A, 4.000%, 10/15/42, (UB)
10/27 at 100.00 2,516,839
Total Texas 28,004,490
Utah - 0.6%
1,500 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017B, 5.000%, 7/01/47
7/27 at 100.00 1,552,826
Total Utah 1,552,826
Virginia - 0.9%
1,160 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/51
7/26 at 100.00 1,163,209
1,400 Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Capital Appreciation Series 2012B, 4.875%, 7/15/40
7/28 at 100.00 1,447,991
Total Virginia 2,611,200
Washington - 3.6%
3,330 Chelan County Public Utility District 1, Washington, Columbia River-Rock
Island Hydro-Electric System Revenue Refunding Bonds, Series 1997A,
0.000%, 6/01/29 - NPFG Insured
No Opt. Call 2,838,931
690 Washington Health Care Facilities Authority, Revenue Bonds, Virginia
Mason Medical Center, Series 2017, 5.000%, 8/15/30
8/27 at 100.00 717,046

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Washington (continued)
Washington State Convention Center Public Facilities District, Lodging Tax
Revenue Bonds, Refunding Series2021B. Exchange Purchase
:
$ 2,165 4.000%, 7/01/37 7/31 at 100.00 $ 2,152,195
2,140 4.000%, 7/01/43 7/31 at 100.00 2,090,854
2,000 Washington State Convention Center Public Facilities District, Lodging Tax
Revenue Bonds, Series 2018, 5.000%, 7/01/58
7/28 at 100.00 2,051,107
Total Washington 9,850,133
West Virginia - 1.4%
530 West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell
Huntington Hospital, Inc. Project, Refunding & Improvement Series 2018A,
5.000%, 1/01/34
1/29 at 100.00 541,703
1,800 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Refunding & Improvement Series 2019A,
5.000%, 9/01/38
9/29 at 100.00 1,866,037
1,430 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior
Lien Series 2018, 5.000%, 6/01/43
6/28 at 100.00 1,509,691
Total West Virginia 3,917,431
Total Municipal Bonds
(cost $266,451,059) 274,544,917
Shares Description (a) Value
X –
COMMON STOCKS - 0 .4 % X 1,194,446
Utilities - 0.4%
14,686 (f),(g) Energy Harbor Corp $ 1,171,826
348 (g),(h) Talen Energy Supply LLC 22,620
Total Utilities 1,194,446
Total Common Stocks
(cost $418,937) 1,194,446
Total Long-Term Investments
(cost $266,869,996) 275,739,363
Floating Rate Obligations - (0.7)% (2,000,000)
Other Assets & Liabilities, Net -  0.8% 2,250,858
Net Assets Applicable to Common Shares - 100% $ 275,990,221
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note (153) 3/24 $ (16,701,660) $ (17,186,203) $ (484,543)

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NUW
the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 274,544,917 $ – $ 274,544,917
Common Stocks – 1,194,446 – 1,194,446
Investments in Derivatives:
Futures Contracts* (484,543) – – (484,543)
Total
$ (484,543) $ 275,739,363 $ – $ 275,254,820
* Represents net unrealized appreciation (depreciation).
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(f) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A,
4.000%, 1/01/35; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generation Project, Series 2006A, 4.375%, 1/01/35; Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35; and Pennsylvania Economic
Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%,
11/01/41. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy Harbor
Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  In connection with the transaction,
Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(g) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(h) In May 2023, Talen Energy completed a Chapter 11 plan of reorganization whereby the Fund received Talen Energy Common Stock in exchange for the following portfolio holding: Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding
Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.